Loans and allowance for credit losses (Tables)	12 Months Ended
Oct. 31, 2020
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Loans by geography and portfolio net of allowance
Loans by geography and portfolio net of allowance

	As at October 31, 2020

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$319,287	$20,331	$2,979	$342,597	$(515)	$342,082
Personal	79,778	9,050	3,183	92,011	(1,185)	90,826
Credit cards (3)	17,060	340	226	17,626	(1,211)	16,415
Small business (4)	5,742	–	–	5,742	(123)	5,619
Wholesale (2), (5)	126,348	64,375	17,932	208,655	(2,605)	206,050
Total loans	$548,215	$94,096	$24,320	$666,631	$(5,639)	$660,992
Undrawn loan commitments – Retail	226,439	4,314	1,628	232,381	(176)
Undrawn loan commitments – Wholesale	111,860	184,308	64,859	361,027	(187)

	As at October 31, 2019

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$287,767	$17,012	$3,312	$308,091	$(402)	$307,689
Personal	81,547	7,399	3,304	92,250	(762)	91,488
Credit cards (3)	19,617	439	255	20,311	(791)	19,520
Small business (4)	5,434	–	–	5,434	(50)	5,384
Wholesale (2), (5)	124,312	53,782	17,776	195,870	(1,095)	194,775
Total loans	$518,677	$78,632	$24,647	$621,956	$(3,100)	$618,856
Undrawn loan commitments – Retail	208,336	5,063	801	214,200	(225)
Undrawn loan commitments – Wholesale	101,017	176,022	54,982	332,021	(70)

(1)	Excludes allowance for loans measured at FVOCI of $6 million (October 31, 2019 – $nil).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.

Loans maturity and rate sensitivity
Loans maturity and rate sensitivity

	As at October 31, 2020
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$213,946	$218,342	$25,688	$457,976	$129,870	$322,122	$5,984	$457,976
Wholesale	160,031	37,346	11,278	208,655	34,686	171,171	2,798	208,655
Total loans	$373,977	$255,688	$36,966	$666,631	$164,556	$493,293	$8,782	$666,631
Allowance for loan losses				(5,639)				(5,639)
Total loans net of allowance for loan losses				$660,992				$660,992

	As at October 31, 2019
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$216,610	$187,721	$21,755	$426,086	$114,736	$304,448	$6,902	$426,086
Wholesale	154,445	30,512	10,913	195,870	27,329	165,502	3,039	195,870
Total loans	$371,055	$218,233	$32,668	$621,956	$142,065	$469,950	$9,941	$621,956
Allowance for loan losses				(3,100)				(3,100)
Total loans net of allowance for loan losses				$618,856				$618,856

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the year ended
	October 31, 2020					October 31, 2019

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$402	$190	$(34)	$(40)	$518	$382	$68	$(37)	$(11)	$402
Personal	935	801	(411)	(16)	1,309	895	526	(474)	(12)	935
Credit cards	832	900	(484)	(2)	1,246	760	590	(518)	–	832
Small business	61	117	(31)	(7)	140	51	41	(28)	(3)	61
Wholesale	1,165	2,140	(380)	(130)	2,795	979	661	(397)	(78)	1,165
Customers’ liability under acceptances	24	83	–	–	107	21	5	–	(2)	24
	$3,419	$4,231	$(1,340)	$(195)	$6,115	$3,088	$1,891	$(1,454)	$(106)	$3,419
Presented as:
Allowance for loan losses	$3,100				$5,639	$2,912				$3,100
Other liabilities – Provisions	295				363	154				295
Customers’ liability under acceptances	24				107	21				24
Other components of equity	–				6	1				–

(1)
Loans written-off are generally subject to continued collection efforts for a period of time following write-off. The contractual amount outstanding on loans written-off during the year ended October 31, 2020 that are no longer subject to enforcement activity was $193 million (October 31, 2019 – $179 million).

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$146	$77	$179	$402	$142	$64	$176	$382
Provision for credit losses
Transfers to stage 1	221	(186)	(35)	–	87	(66)	(21)	–
Transfers to stage 2	(35)	42	(7)	–	(13)	16	(3)	–
Transfers to stage 3	(3)	(33)	36	–	(3)	(31)	34	–
Originations	76	–	–	76	51	–	–	51
Maturities	(16)	(15)	–	(31)	(14)	(10)	–	(24)
Changes in risk, parameters and exposures	(180)	291	34	145	(104)	104	41	41
Write-offs	–	–	(44)	(44)	–	–	(45)	(45)
Recoveries	–	–	10	10	–	–	8	8
Exchange rate and other	(3)	(16)	(21)	(40)	–	–	(11)	(11)
Balance at end of period	$206	$160	$152	$518	$146	$77	$179	$402

Personal
Balance at beginning of period	$272	$520	$143	$935	$242	$512	$141	$895
Provision for credit losses
Model changes	–	–	–	–	23	(48)	–	(25)
Transfers to stage 1	494	(487)	(7)	–	544	(537)	(7)	–
Transfers to stage 2	(107)	109	(2)	–	(87)	88	(1)	–
Transfers to stage 3	(3)	(64)	67	–	(2)	(142)	144	–
Originations	118	–	–	118	101	1	–	102
Maturities	(49)	(97)	–	(146)	(31)	(112)	–	(143)
Changes in risk, parameters and exposures	(245)	756	318	829	(517)	758	351	592
Write-offs	–	–	(545)	(545)	–	–	(600)	(600)
Recoveries	–	–	134	134	–	–	126	126
Exchange rate and other	–	(4)	(12)	(16)	(1)	–	(11)	(12)
Balance at end of period	$480	$733	$96	$1,309	$272	$520	$143	$935

Credit cards
Balance at beginning of period	$173	$659	$–	$832	$161	$599	$–	$760
Provision for credit losses
Transfers to stage 1	470	(470)	–	–	452	(452)	–	–
Transfers to stage 2	(98)	98	–	–	(81)	81	–	–
Transfers to stage 3	(2)	(372)	374	–	(2)	(341)	343	–
Originations	7	–	–	7	5	–	–	5
Maturities	(8)	(29)	–	(37)	(5)	(27)	–	(32)
Changes in risk, parameters and exposures	(177)	997	110	930	(358)	800	175	617
Write-offs	–	–	(617)	(617)	–	–	(655)	(655)
Recoveries	–	–	133	133	–	–	137	137
Exchange rate and other	(1)	(1)	–	(2)	1	(1)	–	–
Balance at end of period	$364	$882	$–	$1,246	$173	$659	$–	$832

Small business
Balance at beginning of period	$29	$10	$22	$61	$17	$16	$18	$51
Provision for credit losses
Model changes	–	–	–	–	11	(7)	–	4
Transfers to stage 1	12	(12)	–	–	18	(18)	–	–
Transfers to stage 2	(11)	11	–	–	(3)	3	–	–
Transfers to stage 3	–	(2)	2	–	–	(9)	9	–
Originations	20	–	–	20	13	–	–	13
Maturities	(7)	(6)	–	(13)	(5)	(8)	–	(13)
Changes in risk, parameters and exposures	35	28	47	110	(22)	32	27	37
Write-offs	–	–	(38)	(38)	–	–	(36)	(36)
Recoveries	–	–	7	7	–	–	8	8
Exchange rate and other	–	–	(7)	(7)	–	1	(4)	(3)
Balance at end of period	$78	$29	$33	$140	$29	$10	$22	$61

Wholesale
Balance at beginning of period	$281	$396	$488	$1,165	$274	$340	$365	$979
Provision for credit losses
Transfers to stage 1	154	(149)	(5)	–	145	(133)	(12)	–
Transfers to stage 2	(200)	221	(21)	–	(33)	36	(3)	–
Transfers to stage 3	(14)	(116)	130	–	(5)	(57)	62	–
Originations	860	–	–	860	239	44	–	283
Maturities	(479)	(301)	–	(780)	(162)	(165)	–	(327)
Changes in risk, parameters and exposures	410	1,091	559	2,060	(178)	331	552	705
Write-offs	–	–	(437)	(437)	–	–	(440)	(440)
Recoveries	–	–	57	57	–	–	43	43
Exchange rate and other	(17)	(10)	(103)	(130)	1	–	(79)	(78)
Balance at end of period	$995	$1,132	$668	$2,795	$281	$396	$488	$1,165

Impact of Staging on ACL
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in stage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2020			October 31, 2019

	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL
Performing loans (1)	$ 4,028	$ 1,031	$ 5,059	$ 1,737	$ 826	$ 2,563

(1)	Represents loans and commitments in stage 1 and stage 2.

Credit Risk Exposure by Internal Risk Rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2020				October 31, 2019

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$270,396	$2,848	$–	$273,244	$238,377	$6,764	$–	$245,141
Medium risk	15,230	3,307	–	18,537	14,033	1,347	–	15,380
High risk	4,346	1,467	–	5,813	2,843	2,722	–	5,565
Not rated (2)	43,176	936	–	44,112	40,030	726	–	40,756
Impaired	–	–	638	638	–	–	732	732
	333,148	8,558	638	342,344	295,283	11,559	732	307,574
Items not subject to impairment (3)				253				517
Total				342,597				308,091
Loans outstanding – Personal
Low risk	$71,245	$1,084	$–	$72,329	$71,619	$1,944	$–	$73,563
Medium risk	3,974	5,415	–	9,389	5,254	3,011	–	8,265
High risk	817	1,416	–	2,233	843	1,874	–	2,717
Not rated (2)	7,704	144	–	7,848	7,293	105	–	7,398
Impaired	–	–	212	212	–	–	307	307
Total	83,740	8,059	212	92,011	85,009	6,934	307	92,250
Loans outstanding – Credit cards
Low risk	$11,824	$63	$–	$11,887	$13,840	$103	$–	$13,943
Medium risk	1,596	2,360	–	3,956	2,250	1,827	–	4,077
High risk	132	1,105	–	1,237	137	1,432	–	1,569
Not rated (2)	490	56	–	546	677	45	–	722
Total	14,042	3,584	–	17,626	16,904	3,407	–	20,311
Loans outstanding – Small business
Low risk	$2,034	$172	$–	$2,206	$2,200	$107	$–	$2,307
Medium risk	1,976	1,143	–	3,119	2,163	563	–	2,726
High risk	126	192	–	318	138	196	–	334
Not rated (2)	9	–	–	9	10	–	–	10
Impaired	–	–	90	90	–	–	57	57
Total	4,145	1,507	90	5,742	4,511	866	57	5,434
Undrawn loan commitments – Retail
Low risk	$214,176	$887	$–	$215,063	$196,743	$1,894	$–	$198,637
Medium risk	10,402	291	–	10,693	8,251	246	–	8,497
High risk	1,141	129	–	1,270	851	208	–	1,059
Not rated (2)	5,238	117	–	5,355	5,861	146	–	6,007
Total	230,957	1,424	–	232,381	211,706	2,494	–	214,200
Wholesale – Loans outstanding
Investment grade	$50,998	$328	$–	$51,326	$47,133	$97	$–	$47,230
Non-investment grade	112,434	26,575	–	139,009	119,778	11,940	–	131,718
Not rated (2)	7,093	432	–	7,525	5,862	320	–	6,182
Impaired	–	–	2,235	2,235	–	–	1,829	1,829
	170,525	27,335	2,235	200,095	172,773	12,357	1,829	186,959
Items not subject to impairment (3)				8,560				8,911
Total				208,655				195,870
Undrawn loan commitments – Wholesale
Investment grade	$242,244	$1,022	$–	$243,266	$222,819	$18	$–	$222,837
Non-investment grade	92,262	21,581	–	113,843	96,191	9,007	–	105,198
Not rated (2)	3,918	–	–	3,918	3,986	–	–	3,986
Total	338,424	22,603	–	361,027	322,996	9,025	–	332,021

(1)
As at October 31, 2020, 90% of credit-impaired loans were either fully or partially collateralized (October 31, 2019 – 86%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.

(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1)

	As at
	October 31, 2020				October 31, 2019

(Millions of Canadian dollars)	1 to 29 days	30 to 89 days	90 days and greater	Total	1 to 29 days	30 to 89 days	90 days and greater	Total
Retail	$3,346	$1,013	$129	$4,488	$3,173	$1,369	$186	$4,728
Wholesale	2,129	574	13	2,716	1,543	460	3	2,006
	$5,475	$1,587	$142	$7,204	$4,716	$1,829	$189	$6,734
(1)
Loans in our payment deferral programs established to help clients manage through the challenges of the COVID-19 pandemic have been re-aged to current and are not aged further during the deferral period. Subsequent to the payment deferral period, loans will commence re-aging from current. Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.